Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Net Sales by Revenue Stream, Gross Margin, and Operating Expenses	The CODM does not use Balance Sheet information in connection with operating and investment decisions and as such that information is not presented.
	For the Year Ended December 31,
	2025	2024	2023
Direct sales revenues (1)	$1,394,804	$1,123,489	$1,396,624
Marketplace revenues (2)	28,611	25,205	32,330
Services revenues (3)	21,053	86,882	68,009
Net sales	1,444,468	1,235,576	1,496,963
Gross profit	168,462	131,488	167,557
Salary and compensation	65,320	62,064	88,108
Credit card fees	34,429	28,045	35,324
Marketing expense	13,042	13,950	12,674
Professional fees	7,439	7,719	11,525
Other operating expenses (4)	28,530	33,302	43,909
Total operating expenses	148,760	145,080	191,540
Depreciation and amortization	7,590	10,704	13,441
Stock based compensation	21,659	27,255	33,660
Other income (5)	(4,666)	(8,223)	(12,094)
Net loss	$(4,881)	$(43,328)	$(58,990)

(1)	Includes all first-party product sales where the Company owns and sells its own inventories within its websites and third-party marketplace platforms.

(2)	Includes all the commission revenues earned from sales made by sellers on its websites.

(3)	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.

(4)	Consists primarily of warehouse rent, warehouse supplies, software support & subscription, small equipment expenses, and bad debt expenses.

(5)	Consists primarily of other non-operating related income, provision for income taxes, gain from sales of investment, interest income/expense, and impairment of equity method investment.

Schedule of Net Sales by Product Category

The following table summarizes net sales by product category (in thousands):

	Year Ended December 31,
Net Sales by Product Category	2025	2024	2023
Components & Storage	$961,361	$743,514	$910,772
Computer System	310,728	269,414	327,263
Software & Services	63,795	59,097	55,091
Office Solutions	59,915	71,083	80,767
Networking & Smart Home	36,519	19,999	19,191
Others	12,150	72,469	103,879
Total Net Sales	$1,444,468	$1,235,576	$1,496,963

Schedule of Revenue and Long-Lived Assets, Net by Geographic Area	The following tables set forth revenue and long-lived assets, net by geographic area (in thousands):
	Year Ended December 31,
	2025	2024	2023
United States	$1,338,814	$1,131,697	$1,362,423
Canada	96,215	90,037	114,948
Rest of world	9,439	13,842	19,592
Total	$1,444,468	$1,235,576	$1,496,963

	As of December 31,
	2025	2024
United States	$29,472	$33,391
Canada	55	51
Rest of world	15,481	17,733
Total	$45,008	$51,175